Basis of preparation	12 Months Ended
Jun. 30, 2024
Basis Of Preparation [Abstract]
Basis of preparation	Basis of preparation
The general purpose financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board and Australian equivalent International Financial Reporting Standards, as issued by the Australian Accounting Standards Board. Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements.
The financial statements cover Mesoblast Limited and its subsidiaries. The financial statements were authorized for issue by the board of directors on August 29, 2024. The directors have the power to amend and reissue the financial statements.
(i)    Going concern
As of June 30, 2024, the Group held total cash reserves of $63.0 million. During the year ended June 30, 2024, the Group executed on reprioritization of projects and operational streamlining activities and as a result has reduced net cash usage for operating activities, which was $48.5 million for the year ended June 30, 2024, a reduction of 23% compared to the prior period.
As the Group prepares for a potential first product approval by the United States Food and Drug Administration ("FDA"), and in line with its commercial launch plans, additional inflows from capital markets, strategic partnerships, product specific financing or royalty monetization will be required to meet the Group's projected expenditure consistent with the Group's business strategy over at least the next 12 months. As a result of these matters, there is material uncertainty related to events or conditions that may cast significant doubt (or raise substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) on the Group’s ability to continue as a going concern and, therefore, that the Group may be unable to realize its assets and discharge its liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
(ii)    Historical cost convention
These financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets at fair value through other comprehensive income and financial assets and liabilities (including derivative instruments) at fair value through profit or loss and investment property.
(iii)    New and amended standards adopted by the Group
There were no new or amended standards adopted by the Group in the year ended June 30, 2024 that materially impacted the Group. These financial statements follow the same accounting policies as compared to the June 30, 2023 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.
(iv)    New accounting standards and interpretations not yet adopted by the Group
In April 2024, IFRS 18, “Presentation and Disclosure in Financial Statements” was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 “Presentation of
Financial Statements”, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Group is currently assessing the impact of the new standard.
There were no other new accounting standards and interpretations not yet adopted by the Group for the June 30, 2024 reporting period that are expected to materially impact the Group.
(v)    Use of estimates
The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.
(vi)    Impact of after effects of COVID-19, geopolitical or economic instability and climate events
Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to the after effects of the COVID-19 pandemic, geopolitical and/or economic instability or the impact of climate events could have on the Group’s significant accounting estimates. The Group does not expect these areas to have a material impact on the Group's significant accounting estimates.